Valuation and Qualifying Accounts - Schedule of Changes in Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance of beginning of period	$ 3,513	$ 3,401	$ 7,493
Increase / (Decrease)	818	2,548	2,142
Utilization	(984)	(2,515)	(5,388)
Other comprehensive Income / (Loss)	(183)	79	(846)
Balance at end of period	$ 3,164	$ 3,513	$ 3,401